Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
7.
CASH AND CASH EQUIVALENTS

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$444	$310
Bank deposits	13,243	19,103
	13,687	19,413
Cash equivalents (with maturities of less than three months)
Commercial paper	$16,887	$8,505
Time deposits	2,884	8,025
Negotiable certificates of deposit	2,800	1,000
Stimulus vouchers	2	1
	22,573	17,531
	$36,260	$36,944

The annual yield rates of bank deposits, commercial paper, time deposits and negotiable certificates of deposit as of balance sheet dates were as follows:

	December 31
	2024	2025
Bank deposits	0.00%-2.55%	0.00%-1.98%
Commercial paper	0.95%-1.56%	0.96%-1.50%
Time deposits	0.01%-4.90%	0.01%-3.90%
Negotiable certificates of deposit	1.55%-1.70%	1.64%